Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ (23,666,872)	$ (3,333,409)	¥ 16,104,062	¥ (294,637,791)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	565,174	79,603	9,139,691	11,110,956
Loss from disposal of property and equipment	(102,217)	(14,397)	755,921	535,935
Loss from disposal of intangible assets	0		10,500,476
Allowance for doubtful accounts	5,838,484	822,333	28,923,874	9,400,000
Loss from equity in affiliates	29,886,771	4,209,464	31,546,640	3,888,959
Gain (loss) from disposal of subsidiaries and investment in affiliates			(173,338,410)	601,384
Loss on investment in equity securities				11,790,000
Share-based compensation				644,654
Changes in operating assets and liabilities:
Accounts receivable	(2,280,000)	(321,131)	80,672	(128,982)
Other receivables	(1,860)	(262)	593,135	(6,947,627)
Other assets	1,422,532	200,359	2,315,800	4,195,181
Trading securities			(74,789)	(166,465)
Amounts due from related parties	622,545	87,684	(3,440,913)	551,569
Accrued payroll and welfare expenses	(5,524,008)	(778,040)	(2,483,251)	(21,339,142)
Income tax payable	(1,430,641)	(201,502)	1,083,514	(143,707)
Other tax payable	(881,016)	(124,089)	85,388	(1,893,263)
Deferred revenue	(1,621,856)	(228,434)	(7,309,102)	285,905
Other current liabilities	2,653,143	373,687	24,337,515	272,101,301
Deferred revenue from related parties	(187,972)	(26,475)	(2,741,697)	(16,107,460)
Deferred taxes			724,480	151,473
Net cash provided by (used in) operating activities	5,292,207	745,392	(63,196,994)	(26,107,120)
Cash flows from investing activities:
Purchase of property, plant and equipment and intangible assets			3,744,991	(5,704,317)
Proceeds from disposal of property, plant and equipment	149,890	21,112
Purchase of long-term investments				(2,819,390)
Payment for investment in affiliates				(34,581,400)
Proceeds from disposal of investment in affiliates			1,545,000	8,245,615
Origination of short-term loan				(30,000,000)
Collection of short-term loan				50,000,000
Proceeds from disposal of subsidiary, net of cash disposed			(92,678,833)
Loan to related parties	(210,000,000)	(29,577,881)
Collection of loan to related parties				5,000,000
Net cash provided by (used in) investing activities	(209,850,110)	(29,556,770)	(87,388,842)	(9,859,492)
Cash flows from financing activities:
Repurchase of shares			(3,174,100)	(4,462,990)
Net cash used in financing activities			(3,174,100)	(4,462,990)
Effect of exchange rate changes	1,304,076	183,675	21,920,756	(4,707,092)
Net decrease in cash and cash equivalents	(203,253,827)	(28,627,703)	(131,839,180)	(45,136,694)
Cash, cash equivalents and restricted cash—beginning of the year	480,260,071	67,643,216	612,099,251	657,235,945
Cash, cash equivalents and restricted cash—end of the year	277,006,244	39,015,513	480,260,071	612,099,251
Supplemental disclosure of cash flow information:
Cash paid for income taxes	¥ 4,050,043	$ 570,437	¥ 369,858	¥ 2,337,568